SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Mar. 31, 2012
Basis of Financial Statements

Basis of Financial Statements — Wacoal Holdings Corp. (the “Company”) and subsidiaries are predominantly engaged in one industry, the manufacture and sale of apparel, including foundation garments, lingerie, nightwear and outerwear in Japan, the United States of America, Europe and certain Asian countries.

The accompanying consolidated financial statements, stated in Japanese yen, have been prepared on the basis of accounting principles generally accepted in the United States of America.

Consolidation

Consolidation — The consolidated financial statements include the accounts of the Company and its majority-owned subsidiaries (collectively, the “Companies”). All intercompany transactions and balances are eliminated.

Some foreign subsidiaries of the Company have a fiscal year ending December 31. The accounts of those subsidiaries are included in the Company’s consolidated financial statements based on the subsidiaries’ fiscal year. There were no material intervening events that occurred with respect to these subsidiaries.

On August 17, 2009, the Company acquired the outstanding common shares of Lecien Corp. (“Lecien”) with a fiscal year ended March 31, 2010. Lecien’s results of operations were included in the Company’s consolidated statements of income for the year ended March 31, 2010 from August 1, 2009.

Investments in affiliated companies where the Companies’ ownership is 20% to 50% are accounted for using the equity method.

Significant influence is generally deemed to exist if the Companies have an ownership interest in the voting stock of the investee between 20% and 50%, although other factors are considered in determining whether the equity method of accounting is appropriate.

Use of Estimates

Use of Estimates — The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Cash and Cash Equivalents	Cash and Cash Equivalents — Cash and cash equivalents include all time deposits and certificates of deposit (all of which are interest bearing) with original maturities of three months or less.
Foreign Currency Translation

Foreign Currency Translation — Assets and liabilities of foreign subsidiaries have been translated to Japanese yen at period-end exchange rates and income and expenses have been translated using average exchange rates for the period. Translation adjustments resulting from the process of translating consolidated financial statements, net of tax, are included in accumulated other comprehensive loss, a separate component of equity. Exchange gains and losses resulting from foreign currency transactions and the conversion of monetary assets and liabilities denominated in foreign currencies are included in other income (expenses) in the consolidated statements of income.

Foreign currency translation losses for the year ended March 31, 2012 and 2011 were ¥94 million ($1,141 thousand) and ¥137 million, respectively. Foreign currency translation gains for the year ended March 31, 2010 were ¥59 million. They have been included in other — net of other income (expenses).

Marketable Securities and Investments

Marketable Securities and Investments — The Companies classify their marketable securities and investments into one of three categories: trading, held to maturity or available for sale. Trading securities are bought and held principally for the purpose of selling them in the near term. Trading securities are recorded at fair value and unrealized holding gains and losses on trading securities are included in earnings. Held-to-maturity securities are measured at amortized cost. The Companies classify debt securities as held to maturity only if the Companies have the positive intent and ability to hold those securities to maturity. Available-for-sale securities are carried at fair value with a corresponding recognition of unrealized holding gains or losses (net of tax) in accumulated other comprehensive loss, a separate component of equity, until realized. Equity securities that do not have readily determinable fair values are recorded at cost. Gains and losses on sales of investments are computed based on cost determined using the average cost method.

If a decline in the fair value of marketable securities and investments is determined to be other than temporary, an impairment charge is recorded in the consolidated statements of income. The Companies periodically determine whether a decline in the fair value of marketable securities and investments is deemed to be other than temporary based on criteria that include the duration of the market decline, the extent to which cost exceeds market value, the financial position and business outlook of the issuer and the intent and ability of the Companies to retain the impaired marketable securities and investments for a sufficient period of time for anticipated recovery in market value.

Allowance for Sales Returns	Allowance for Sales Returns — Allowance for sales returns is estimated based on historical products returns experience, sales movements, and the overall retail industry situation.
Allowance for Doubtful Receivables

Allowance for Doubtful Receivables — Allowance for doubtful notes and receivables is estimated based on historical collection experience and additional information including current economic conditions and creditworthiness of each applicable customer.

Inventories

Inventories — Inventories are stated at the lower of cost or market, cost being determined on the first-in, first-out method for raw materials and the average cost method for work in process and finished products. Cost includes net prices paid for materials purchased, production labor cost, factory overhead and charges for customs duties.

Property, Plant and Equipment

Property, Plant and Equipment — Property, plant and equipment is stated at cost less accumulated depreciation and impairment losses. Depreciation of property, plant and equipment is computed by the declining-balance method, except for buildings acquired on or after April 1, 1998, which are depreciated using the straight-line method, based upon the estimated useful lives of the assets. The estimated useful lives are as follows:

Buildings and building improvements:	2 - 50 years (mainly 38 years)

Machinery and equipment:	2 - 20 years (mainly 5 years)

Depreciation expenses for the years ended March 31, 2012, 2011 and 2010 are ¥2,913 million ($35,348 thousand), ¥2,827 million and ¥2,985 million, respectively.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets — The carrying values of long-lived assets, held and used by the Companies, are evaluated for impairment whenever there is an event or change in circumstances that indicates that such assets have been impaired or that the carrying amounts of such assets might not be recoverable. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. That assessment shall be based on the carrying amount of the asset at the date it is tested for recoverability, whether in use or under development. The impairment loss is measured as the amount by which the carrying amount of a long-lived asset exceeds its fair value. The Companies recorded ¥37 million ($449 thousand), ¥107 million and ¥23 million in impairment charges on long-lived assets for the years ended March 31, 2012, 2011, and 2010, respectively, and have been included in selling, general and administrative expenses.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets — Goodwill represents the excess of the purchase price of an acquired entity over the net amounts assigned to assets acquired and liabilities assumed.

Goodwill and other intangible assets with indefinite useful lives are tested for impairment annually, or more frequently if conditions indicate an earlier review is necessary. The goodwill is allocated to the reporting unit in which the business that created the goodwill resides. To test for goodwill impairment, the carrying value of each reporting unit is compared with its fair value. If the carrying amount of a reporting unit exceeds its fair value, the second step of the goodwill impairment test is performed by comparing the carrying amount of reporting unit goodwill with its implied fair value. If the carrying amount of reporting unit goodwill exceeds its implied fair value, an impairment loss is recognized in an amount equal to that excess.

To test for impairment of other intangible assets with indefinite useful lives, the carrying value of an intangible asset is compared with its fair value. If the carrying amount of an intangible asset with indefinite useful life exceeds its fair value, an impairment loss is recognized in an amount equal to that excess.

Other intangible assets with estimable useful lives consist primarily of customer relationship and software and are amortized over their estimated useful lives using the straight-line method. The estimated useful lives are as follows:

Customer relationship:	7 years

Software:	5 years

Asset Retirement Obligations

Asset Retirement Obligations — The Companies have obligations arising from contractual commitments to remove leasehold improvements from leased facilities and return the property to a specified condition when the lease terminates. The Companies recognize asset retirement obligations at the inception of a lease. The asset retirement obligation is measured with an expected present value technique based on historical experience and recorded in other long-term liabilities in the consolidated balance sheets and is subsequently adjusted for changes in estimated disposal costs. The difference between the gross expected future cash flow and its present value is accreted over the life of the related lease, which is determined using best estimate because the Companies’ lease contracts generally have automatic renewal articles. The associated estimated asset retirement costs are capitalized as part of the carrying amount of the long-lived asset and depreciated over its useful life.

Termination and Retirement Plans

Termination and Retirement Plans — Termination and retirement benefits are accounted for in accordance with the guidance for retirement benefits. The Companies amortize net actuarial gains and losses and prior service cost over the average employees’ remaining service period by a declining-balance method and by a straight-line method, respectively. Provisions for termination and retirement benefits include those for directors and corporate auditors of the Companies.

The Companies do not recognize a gain or loss on settlement of the pension obligation when the cost of all settlements in a year is less than or equal to the sum of the service cost and interest cost components of net periodic pension cost for the plan for the year.

Leases

Leases — Certain noncancelable leases are classified as capital leases and the leased assets are included as part of property, plant and equipment. Other leases are classified as operating leases and are not capitalized. The payments on such leases are recorded as expense. The rental expense under operating leases is recognized on a straight-line basis.

Treasury Stock	Treasury Stock — The Companies account for treasury stock under the cost method and include treasury stock as a component of equity.
Acquisitions

Acquisitions — The Companies account for acquisitions using the acquisition method in accordance with the guidance for business combinations. The Companies allocate the purchase price to the assets acquired and liabilities assumed based on the estimated fair values at the date of acquisition, including intangible assets that can be identified and named. The purchase price in excess of the fair value of the net assets is recorded as goodwill.

Revenue Recognition

Revenue Recognition — The Companies recognize revenue on sales to retailers, mail order catalog sales and internet sales when (1) persuasive evidence of an arrangement exists, (2) delivery has occurred resulting in transfer of title and risk of loss, (3) the sales price is fixed or determinable, and (4) collectability is reasonably assured. As for consignment sales, the Companies recognize revenue when the products are sold to the ultimate customer. The Companies recognize revenue on direct retailing sales at the Companies’ directly managed retail stores at the point of sale to the customer.

Shipping and Handling Costs

Shipping and Handling Costs — Shipping and handling fees billed to customers are classified in net sales. Shipping and handling costs are expensed as incurred. Shipping and handling costs for the years ended March 31, 2012, 2011 and 2010 were ¥5,773 million ($70,052 thousand), ¥5,691 million and ¥5,320 million, respectively, and have been included in selling, general and administrative expenses.

Advertising Expenses

Advertising Expenses — Advertising costs are expensed as incurred. Advertising expenses for the years ended March 31, 2012, 2011 and 2010 were ¥12,665 million ($153,683 thousand), ¥11,946 million and ¥11,711 million, respectively, and have been included in selling, general and administrative expenses.

Research and Development Costs

Research and Development Costs — Research and development costs are expensed as incurred. Research and development costs for the years ended March 31, 2012, 2011 and 2010 were ¥801 million ($9,720 thousand), ¥815 million and ¥778 million, respectively, and have been included in selling, general and administrative expenses.

Income Taxes

Income Taxes — The provision for income taxes is determined under the asset and liability method in accordance with the guidance for income taxes. Under this method, deferred tax assets and liabilities are determined for temporary differences between the financial statement and tax bases of assets and liabilities and tax loss carryforwards at presently enacted tax rates. A valuation allowance is recorded when it is more likely than not that some portion or all of the deferred tax assets will not be realized in the future.

The Companies assess their income tax positions and record tax benefits for all years subject to examination based upon their evaluation of the facts, circumstances and information available as of the end of fiscal year. For those tax positions only where there is greater than 50% likelihood that the tax position will be sustained, the Companies record the largest amount of tax benefit that may potentially be realized upon ultimate settlement with a taxing authority that has full knowledge of all relevant information.

Share-Based Compensation

Share-Based Compensation — Share-based compensation is accounted for in accordance with the guidance for stock compensation. The Company measures share-based compensation cost at the grant date, based on the fair value of the award and recognizes the cost over the requisite service period, which is the vesting period. The fair value of the award is estimated using the Black-Scholes option-pricing model.

Derivatives

Derivatives — Derivative instruments, including certain derivative instruments embedded in other contracts, are accounted for in accordance with the guidance for derivatives and hedging. Because such derivative instruments are not designated as a hedge, changes in the fair value are recorded in earnings.

Change of Subsidiaries' Fiscal Year Ends

Change of Subsidiaries’ Fiscal Year Ends — For the year ended March 31, 2012, certain subsidiaries changed their fiscal year ends from December 31 and February 28 to March 31 to more closely conform with the Parent’s year-end. Accordingly, the Companies have retrospectively adjusted the prior periods’ consolidated financial statements to reflect the change. As a result, retained earnings as of April 1, 2009 increased from ¥138,235 million as originally reported to ¥138,442 million. The effect of the retrospective application for the years ended March 31, 2011 and 2010 was as follows.

	Millions of Yen
	2011
	As Originally Reported	As Adjusted
Consolidated Balance Sheets
Total assets	¥215,345	¥215,276
Total liabilities	46,478	45,896
Total equity	168,867	169,380

Consolidated Statements of Income
Net income from continuing operations	2,737	2,907
Net income attributable to Wacoal Holdings Corp.	2,615	2,785

Consolidated Statements of Cash Flows
Operating activities	10,054	10,441
Investing activities	(1,546)	(703)
Financing activities	(4,899)	(4,965)
Cash and cash equivalents, end of the year	26,981	26,316

	Yen
Earnings per share
Net income attributable to Wacoal Holdings Corp.
Basic	¥18.53	¥19.73
Diluted	18.51	19.72

	Millions of Yen
	2010
	As Originally Reported	As Adjusted
Consolidated Balance Sheets
Total assets	¥223,387	¥222,889
Total liabilities	49,834	49,106
Total equity	173,553	173,783

Consolidated Statements of Income
Net income from continuing operations	2,456	2,407
Net income attributable to Wacoal Holdings Corp.	2,524	2,475

Consolidated Statements of Cash Flows
Operating activities	9,449	9,463
Investing activities	(2,698)	(3,573)
Financing activities	(5,438)	(5,363)

Cash and cash equivalents, end of the year	24,317	22,328

	Yen
Earnings per share
Net income attributable to Wacoal Holdings Corp.
Basic	¥17.86	¥17.51
Diluted	17.85	17.50

Reclassifications	Reclassifications — Certain reclassifications have been made to the prior years’ consolidated financial statements to conform to the current year’s presentation.
Fair Value Measurements

Fair Value Measurements — In January 2010, the Financial Accounting Standards Board (FASB) issued additional disclosure requirements for fair value measurements. According to the guidance, the fair value hierarchy disclosures are to be further disaggregated by class of assets and liabilities. A class is often a subset of assets or liabilities within a line item in the consolidated balance sheets. The guidance also requires additional disclosure about significant transfers between Levels 1 and 2 of the fair value hierarchy, and separate disclosures about purchase, sales, issuance and settlements relating to Level 3 measurement. This guidance was effective for interim and annual reporting periods beginning after December 15, 2009 except for the requirement regarding the Level 3 activity which was effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Companies adopted the guidance regarding Level 3 activity from the first quarter beginning April 1, 2011. Since the guidance related only to additional disclosures, it did not have an impact on the Companies’ consolidated financial position, result of operations, or cash flows.

In May 2011, the FASB issued the new guidance for fair value measurements. The guidance changes the wording used to describe requirements for measuring fair value and for disclosing information about fair value measurements in order to improve consistency between U.S. GAAP and International Financial Reporting Standards. Also, some amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements, which leads to an expansion of the disclosure requirements. This guidance is effective during interim and annual periods beginning after December 15, 2011. The Companies adopted this guidance from the interim period ended after December 15, 2011. Since this guidance related only to additional disclosures, it did not have an impact on the Companies’ consolidated financial position, result of operations, or cash flows.

Presentation of Comprehensive Income

Presentation of Comprehensive Income — In June 2011, the FASB issued revised guidance for the presentation of comprehensive income. This guidance requires displaying adjustments for items that are reclassified from other comprehensive income to net income in the statement in which the components of net income and the components of other comprehensive income are presented. This guidance does not change the items that must be reported in other comprehensive income, nor does it affect the calculation or reporting of earnings per share. In December 2011, the FASB amended its recently issued accounting guidance by deferring the effective date pertaining to the presentation of reclassifications of items out of accumulated comprehensive income. All other requirements in the guidance issued in June 2011 are not affected by this deferral. The guidance is effective for interim and annual periods beginning after December 15, 2011. The adoption of this guidance is not expected to have an effect on the Companies’ consolidated financial position, result of operations, or cash flows, but will only impact how certain information related to Other Comprehensive Income is presented in the consolidated financial statements.

Testing Goodwill for Impairment

Testing Goodwill for Impairment — In September 2011, the FASB issued new guidance that amends goodwill impairment testing. Under the revised guidance, entities testing goodwill for impairment have the option of performing a qualitative assessment before calculating the fair value of the reporting unit. The guidance does not change how goodwill is calculated or assigned to reporting units, nor does it revise the requirement to test goodwill annually for impairment. This guidance is effective for annual and interim goodwill impairment test performed for fiscal years beginning after December 15, 2011, during interim and annual periods beginning after December 15, 2011. Since this guidance does not change how goodwill is calculated, it is not expected to have an impact on the Company’s consolidated financial position, result of operations, or cash flows.

Multiemployer Plans

Multiemployer Plans — In September 2011, the FASB issued additional disclosure requirements for multiemployer plans. The objective of the guidance is to enhance the transparency of disclosures about (1) the significant multiemployer plans in which an employer participates, (2) the level of the employer’s participation in those plans, (3) the financial health of the plans, and (4) the nature of the employer’s commitments to the plans. The disclosure requirements do not apply to an employer’s participation in multiple-employer plans. The guidance is effective for fiscal years ended after December 15, 2011. The Companies adopted this guidance from the fiscal year ended after December 15, 2011. Since this guidance related only to additional disclosures, it did not have an impact on the Companies’ consolidated financial position, result of operations, or cash flows.